Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 26, 2015	Mar. 26, 2016	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Commitments And Contingencies [Line Items]
Outstanding contracts and purchase orders for capital projects		$ 10,700,000	$ 14,700,000
Undiscounted maximum amount for guarantees		22,300,000	20,600,000
Future guarantee annual payments		$ 200,000	200,000
Accrued Litigation settlement Cost			5,100,000
Laumea v. Performance Food Group, Inc [Member]
Commitments And Contingencies [Line Items]
Accrued Litigation settlement Cost			$ 1,350,000
Legal fees payout percentage			60.00%
Contreras v. Performance Food Group, Inc [Member]
Commitments And Contingencies [Line Items]
Accrued Litigation settlement Cost			$ 3,750,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating lease agreements range		5.00%	5.00%
Operating lease expiration term		5 years	5 years
Operating lease expiration dates		2016	2015
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating lease agreements range		25.00%	25.00%
Operating lease expiration term		7 years	7 years
Operating lease expiration dates		2023	2022
Trade Payables Guarantee [Member]
Commitments And Contingencies [Line Items]
Undiscounted maximum amount for guarantees		$ 24,600,000
Guarantees expiration dates		2016
Multiemployer Pension Plans [Member]
Commitments And Contingencies [Line Items]
Multiemployer plans, withdrawal obligation	$ 2,800,000		$ 2,800,000	$ 400,000	$ 3,700,000
Voluntary withdrawal payment on liability or obligation		$ 1,000,000	800,000
Estimated withdrawal liability	$ 6,900,000		6,900,000
Multiemployer Pension Plans [Member] | Current Period Estimates [Member]
Commitments And Contingencies [Line Items]
Multiemployer plans, withdrawal obligation		$ 5,900,000	$ 6,100,000